Revenue Recognition	6 Months Ended
Jun. 30, 2025
Revenue Recognition [Abstract]
Revenue recognition
2.	Revenue recognition

The Company’s revenues are recognized when persuasive evidence of an arrangement exists, service has occurred, and all performance obligations have been performed pursuant to the terms of the agreement, the sales price is fixed or determinable and collectability is reasonably assured. The Company revenue agreements generally do not include a right of return in relation to the delivered products or services. Depending on the terms of the agreement and the laws that apply to the agreement, service obligations may be delivered over time or at a point in time. Control of the services is transferred over time if the Company’s performance:

-	provides all of the benefits received and consumed simultaneously by the client;

-	creates and enhances an asset that the client controls as the Company performs; or

-	does not create an asset with an alternative use to the Company and the Company has an enforceable right to payment for performance complete to date.

If control of services transfers over time, revenue is recognized over the period of the agreement by reference to progress toward complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the client obtains control of the services.

The Company currently generates its revenue from the following table presents revenues by service categories for the six months ended June 30, 2025 and 2024, respectively:

	For the Six Months Ended June 30,
	2025		2024
Service Category	$	% of revenues	$	% of revenues
Advisory and transaction services	153,492	4.5%	146,515	10.8%
Corporate business training services	343,455	10.1%	454,357	33.6%
Corporate consulting services	43,316	1.3%	654,398	48.4%
Revenues from sales of devices to support AI data collection and analysis	2,783,071	81.4%	-	-
Others	93,684	2.7%	95,851	7.1%
Total revenues	3,417,018	100%	1,351,121	100%

Timing of revenue recognition

	For the six months ended June 30,
	2025	2024
Point in Time	3,417,018	1,351,121
Over Time	-	-
Total Revenue	3,417,018	1,351,121